Cash flow information (Tables)	9 Months Ended
Mar. 31, 2022
Statement Of Cash Flows [Abstract]
Summary of Cash Flow Information

(in U.S. dollars, in thousands)	As of March 31,	As of June 30,
(a) Reconciliation of cash and cash equivalents	2022	2021
Cash at bank	76,311	136,430
Deposits at call	449	451
	76,760	136,881

(in U.S. dollars, in thousands)	Nine months ended of March 31,
(b) Reconciliation of net cash flows used in operations with loss after income tax	2022	2021
Loss for the period	(69,892)	(76,751)
Add/(deduct) net loss for non-cash items as follows:
Depreciation and amortization	3,309	3,135
Foreign exchange (gains)/losses	10	(1,425)
Finance costs	12,486	11,854
Remeasurement of borrowing arrangements	450	(4,678)
Remeasurement of contingent consideration	(601)	(18,103)
Remeasurement of warrant liabilities	(3,048)	—
Equity settled share-based payment	4,445	10,440
Deferred tax benefit	(187)	(754)
Change in operating assets and liabilities:
Decrease/(increase) in trade and other receivables	(1,093)	(1,310)
Decrease/(increase) in prepayments	901	(2,235)
Increase/(decrease) in trade creditors and accruals	691	(529)
Increase/(decrease) in provisions	641	(1,473)
Net cash outflows used in operations	(51,888)	(81,829)